PROPERTY, PLANT AND EQUIPMENT (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment	¥ 0	¥ 0	¥ 0
Losses on disposals of property, plant and equipment	0	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 0	0	¥ 75,907,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Property Plant And Equipment, At Cost	¥ 2,913,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment's	1,226,000	1,226,000
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 1,687,000	¥ 1,687,000